Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Balance Sheets
Investments at Amortized Cost	$ 13,933,057	$ 4,968,576
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares outstanding	10,790,413	10,785,913